Inventories	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES	NOTE E. INVENTORIES ($ in millions)
At December 31:	2018	2017
Finished goods	$266	$333
Work in process and raw materials	1,415	1,250

Total	$1,682	$1,583